INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES (Tables)	6 Months Ended
Jun. 30, 2013
Investments In Excess Mortgage Servicing Rights Equity Method Investees Tables
Schedule of investments in excess mortgage servicing rights equity method investees

The following tables summarize the investments in equity method investees held by New Residential at June 30, 2013:

June 30, 2013
Excess MSR Assets	$351,863
Other Assets (A)	22,394
Debt	—
Other Liabilities	(7,951)

Equity	$366,306

New Residential’s Investment	$183,153

New Residential’s Ownership	50.0%

(A)	Includes $20.8 million of deposits related to investments which have not closed at June 30, 2013.

Six Months Ended June 30, 2013
Interest Income	$13,756
Other Income	31,374
Expenses	(2,938)

Net Income	$42,192

Schedule of Excess Mortgage Servicing Rights (MSRs) investments made through equity method investees

The following is a summary of New Residential’s Excess MSR investments made through equity method investees:

	June 30, 2013
	Unpaid Principal Balance	Investee Interest in Excess MSR	New Residential Interest in Investees	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)
MSR Pool 6	$11,149,355	66.7%	50.0%	$40,027	$44,139	12.5%	4.8
MSR Pool 6—Recapture Agreement	—	66.7%	50.0%	10,683	13,284	12.5%	10.7
MSR Pool 7	34,480,698	66.7%	50.0%	104,057	112,946	12.5%	5.1
MSR Pool 7—Recapture Agreement	—	66.7%	50.0%	22,962	25,965	12.5%	12.0
MSR Pool 8	15,417,544	66.7%	50.0%	56,180	57,960	12.5%	5.0
MSR Pool 8—Recapture Agreement	—	66.7%	50.0%	12,928	14,103	12.5%	11.7
MSR Pool 11	22,817,213	66.7%	50.0%	51,033	55,797	12.5%	5.3
MSR Pool 11—Recapture Agreement	—	66.7%	50.0%	23,459	27,669	12.5%	9.9

	$83,864,810			$321,329	$351,863	12.5%	6.4

(A)	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.

Summary of the geographic distribution of the underlying residential mortgage loans of Excess MSRs made through equity method investees

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSR investments made through equity method investees at June 30, 2013:

State Concentration	Percentage of Total Outstanding (A)
California	13.6%
Florida	8.3%
Georgia	5.8%
Texas	5.6%
New York	5.5%
Illinois	4.5%
Massachusetts	3.5%
New Jersey	3.3%
Washington	3.0%
Virginia	3.0%
Other U.S.	43.9%

100.0%

(A)	Based on the information provided by the loan servicer as of June 30, 2013.